Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Cash And Cash Equivalents By Currency Type (Detail) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 16,347	£ 25,042	£ 50,045	£ 53,578
Pound Sterling [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	2,525	23,189
US Dollar [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	13,807	1,809
Swiss Francs [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	11
Euro [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 4	£ 44